Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Parenthetical) (Detail) - At fair value [member] - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities designated at FVTPL	$ 49	$ 57
Asset-backed securities designated at FVTPL	4	60
Deposits designated at FVTPL	18,530	13,419
Other liabilities designated at FVTPL	51	9
Derivative instruments	750	(389)
Other financial liabilities measured at fair value	113	133
Loans designated at FVTPL	$ 332	$ 357